UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22312

ACAP Strategic Fund

(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, New York 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-389-8713

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		January 31, 2012 Fair Value

	Investments in Securities – 118.13%
	Common Stocks – 118.13%
	Argentina – 2.99%
	E-Commerce / Products – 2.17%
96,400	MercadoLibre Inc	$8,425,360

	Retail - Restaurants – 0.82%
148,500	Arcos Dorados Holdings Inc, Class A	3,192,750

	Total Argentina (cost $11,373,689)	$11,618,110

	Bermuda – 2.51%
	Semiconductor Components - Integrated Circuits – 2.51%
629,700	Marvell Technology Group Ltd * (a)	9,779,241

	Total Bermuda (cost $9,046,755)	$9,779,241

	Canada – 0.46%
	Computers – 0.46%
108,000	Research In Motion Ltd *	1,796,040

	Total Canada (cost $1,847,905)	$1,796,040

	China – 18.32%
	Advertising Sales – 1.21%
235,800	Focus Media Holding Ltd ADR* (a)	4,716,000

	B2B / E-Commerce – 0.09%
51,956	ChinaCache International Holdings Ltd ADR *	363,172

	Computer Services – 0.77%
238,200	VanceInfo Technologies Inc ADR *	2,994,174

	Consulting Services – 0.51%
184,611	iSoftstone Holdings Ltd ADS * (a)	1,962,415

	E-Commerce / Products – 0.26%
136,200	E-Commerce China Dangdang Inc ADR *	1,001,070

	Hotels & Motels – 0.38%
99,900	7 Days Group Holdings Ltd ADR * (a)	1,468,530

	Internet Content - Entertainment – 3.24%
263,100	Netease.com ADR * (a)	12,584,073

	Real Estate Operations / Development – 0.84%
2,473,000	Longfor Properties	3,252,889

	Retail - Hypermarkets – 0.63%
2,017,500	Sun Art Retail Group Ltd *	2,456,012

	Retail - Regional Department Store – 3.33%
5,654,000	Golden Eagle Retail Group Ltd	12,963,805

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		January 31, 2012 Fair Value

	Common Stock (continued)
	China (continued)
	Schools – 2.63%
430,100	New Oriental Education & Technology Group ADR * (a)	$10,244,982

	Web Portals / ISP – 4.43%
103,600	Baidu Inc ADR * (a)	13,211,072
57,300	Sina Corp *	4,026,471

		17,237,543

	Total China (cost $71,527,981)	$71,244,665

	Hong Kong – 6.30%
	Agricultural Operations – 0.46%
447,272	Le Gaga Holdings Ltd ADR * (a)	1,789,088

	Alternative Waste Technology – 1.54%
13,969,000	China Everbright International Ltd	5,998,663

	Metal Processors & Fabrication – 0.22%
4,796,000	EVA Precision Industrial Holdings Ltd	859,683

	Retail - Apparel / Shoes – 2.15%
10,378,000	Trinity Ltd	8,351,090

	Retail - Jewelry – 1.44%
1,338,000	Chow Sang Sang Holdings International Ltd	3,167,917
663,000	Luk Fook Holdings International Ltd	2,445,257

		5,613,174

	Retail - Restaurants – 0.49%
1,644,000	Ajisen China Holdings Ltd	1,893,208

	Total Hong Kong (cost $28,974,657)	$24,504,906

	Israel – 0.70%
	Consumer Products - Miscellaneous – 0.70%
71,500	SodaStream International Ltd *	2,730,585

	Total Israel (cost $2,762,350)	$2,730,585

	Netherlands – 0.78%
	Computer Data Security – 0.78%
56,183	Gemalto NV	3,017,618

	Total Netherlands (cost $2,629,030)	$3,017,618

	Singapore – 2.52%
	Electronic Components - Semiconductors – 2.52%
288,600	Avago Technologies Ltd (a)	9,795,084

	Total Singapore (cost $8,231,378)	$9,795,084

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		January 31, 2012 Fair Value

	Common Stock (continued)
	United States – 83.55%
	Apparel Manufacturers – 1.04%
26,600	Ralph Lauren Corp (a)	$4,043,200

	Applications Software – 8.59%
143,100	Intuit Inc (a)	8,076,564
60,300	NetSuite Inc *	2,525,364
39,500	Parametric Technology Corp *	994,215
114,000	Quest Software Inc * (a)	2,319,900
251,100	Red Hat Inc * (a)	11,643,507
66,900	Salesforce.com Inc * (a)	7,813,920

		33,373,470

	Commercial Services - Finance – 4.31%
132,100	FleetCor Technologies Inc * (a)	4,490,079
115,400	Global Payments Inc	5,772,308
64,800	Visa Inc	6,521,472

		16,783,859

	Computer Aided Design – 1.71%
26,200	Ansys Inc *	1,584,838
280,200	Aspen Technology Inc *	5,046,402

		6,631,240

	Computers – 6.03%
51,400	Apple Inc * (a)	23,463,072

	Computers - Integrated Systems – 0.48%
34,500	Teradata Corp * (a)	1,847,820

	Computers - Memory Devices – 9.49%
802,600	EMC Corp * (a)	20,674,976
201,700	NetApp Inc * (a)	7,612,158
187,600	Sandisk Corp * (a)	8,607,088

		36,894,222

	Consulting Services – 2.99%
290,500	Verisk Analytics Inc, Class A * (a)	11,640,335

	E-Commerce / Products – 2.33%
46,700	Amazon.com Inc * (a)	9,080,348

	Electronic Components - Semiconductor – 9.53%
168,900	Altera Corp (a)	6,720,531
304,700	Broadcom Corp, Class A (a)	10,463,398
42,400	Ceva Inc *	1,145,224
448,000	Lattice Semiconductor Corp *	3,046,400
97,100	Omnivision Technologies Inc * (a)	1,292,401

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		January 31, 2012 Fair Value

	Common Stock (continued)
	United States (continued)
	Electronic Components - Semiconductor (continued)
247,800	Silicon Image Inc *	$1,204,308
368,600	Xilinx Inc (a)	13,214,310

		37,086,572

	Electronic Design Automation – 7.33%
658,900	Cadence Design Systems Inc * (a)	6,957,984
219,100	Mentor Graphics Corp *	3,038,917
634,600	Synopsys Inc * (a)	18,517,628

		28,514,529

	Enterprise Software / Services – 3.70%
272,900	Ariba Inc * (a)	7,450,170
38,950	Guidewire Software Inc *	702,269
220,100	QLIK Technologies Inc * (a)	6,206,820

		14,359,259

	Finance - Credit Card – 2.53%
361,500	Discover Financial Services	9,825,570

	Footwear & Related Apparel – 0.60%
28,800	Deckers Outdoor Corp *	2,328,480

	Internet Infrastructure Software – 3.92%
584,400	TIBCO Software Inc * (a)	15,235,308

	Medical - Biomedical / Genetics – 0.36%
28,600	Life Technologies Corp *	1,385,098

	Retail - Discount – 2.56%
82,900	Costco Wholesale Corp (a)	6,820,183
37,150	Dollar Tree Inc * (a)	3,150,691

		9,970,874

	Retail - Mail Order – 0.53%
57,700	Williams-Sonoma Inc (a)	2,069,122

	Retail - Restaurants – 1.06%
85,900	Starbucks Corp	4,117,187

	Semiconductor Components - Integrated Circuits – 5.75%
288,600	Analog Devices Inc (a)	11,292,918
413,500	Maxim Integrated Products Inc (a)	11,098,340

		22,391,258

	Semiconductor Equipment – 3.46%
38,000	Nanometrics Inc *	769,500
776,200	Teradyne Inc *	12,690,870

		13,460,370

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		January 31, 2012 Fair Value

	Common Stock (continued)
	United States (continued)
	Telecommunication Equipment – 1.19%
221,100	Juniper Networks Inc * (a)	$4,627,623

	Transactional Software – 2.03%
184,600	VeriFone Holdings Inc *	7,882,420

	Wireless Equipment – 2.03%
355,900	Aruba Networks Inc * (a)	7,893,862

	Total United States (cost $295,440,412)	$324,905,098

	Total Common Stock (cost $431,834,157)	$459,391,347

	Total Investments in Securities (cost $431,834,157)	$459,391,347

	Other Liabilities in Excess of Assets - (18.13%) * *	(70,508,515)

	Net Assets - 100.00%	$388,882,832

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $64,230,158 invested in a BNY Mellon Money Market Account, which is 16.52% of net assets and foreign currency with a U.S. Dollar value of $2,860,021, which is 0.74% of net assets.
ADR	American Depository Receipt
ADS	American Depository Share

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	January 31, 2012 Percentage of Net Assets (%)

Advertising Sales	1.21
Agricultural Operations	0.46
Alternative Waste Technology	1.54
Apparel Manufacturers	1.04
Applications Software	8.59
B2B / E-Commerce	0.09
Commercial Services - Finance	4.31
Computer Aided Design	1.71
Computer Data Security	0.78
Computer Services	0.77
Computers	6.49
Computers - Integrated Systems	0.48
Computers - Memory Devices	9.49
Consulting Services	3.50
Consumer Products - Miscellaneous	0.70
E-Commerce / Products	4.76
Electronic Components - Semiconductors	12.05
Electronic Design Automation	7.33
Enterprise Software / Services	3.70
Finance - Credit Card	2.53
Footwear & Related Apparel	0.60
Hotels & Motels	0.38
Internet Content - Entertainment	3.24
Internet Infrastructure Software	3.92
Medical - Biomedical / Genetics	0.36
Metal Processors & Fabrication	0.22
Real Estate Operations / Development	0.84
Retail - Apparel / Shoes	2.15
Retail - Discount	2.56
Retail - Hypermarkets	0.63
Retail - Jewelry	1.44
Retail - Mail Order	0.53
Retail - Regional Department Stores	3.33
Retail - Restaurants	2.37
Schools	2.63
Semiconductor Components - Integrated Circuits	8.26
Semiconductor Equipment	3.46
Telecommunication Equipment	1.19
Transactional Software	2.03
Web Portals / ISP	4.43
Wireless Equipment	2.03

Total Investments in Securities	118.13%

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		January 31, 2012 Fair Value

	Securities Sold, Not Yet Purchased – 38.61%
	Common Stock – 38.61%
	China – 4.39%
	Building - Heavy Construction – 0.24%
2,596,000	China Railway Group Ltd, Class H	$927,320

	Commercial Banks - Non U.S. – 0.65%
3,983,000	China Citic Bank, Class H	2,542,497

	Electric - Generation – 0.31%
3,584,000	Datang International Power Generation Co Ltd, Class H	1,197,051

	Energy - Alternate Sources – 0.28%
1,417,000	China Longyuan Power Group Corp, Class H	1,076,292

	Food - Miscellaneous / Diversified – 0.21%
507,000	China Yurun Food Group Ltd	838,187

	Hotels & Motels – 0.78%
102,200	Home Inns & Hotels Management Inc ADR	3,013,878

	Metal Processors & Fabrication – 0.27%
2,632,000	China Zhongwang Holdings Ltd	1,069,157

	Metal - Aluminum – 0.26%
49,900	Aluminum Corp of China Ltd ADR	607,283
794,000	Aluminum Corp of China Ltd, Class H	387,041

		994,324

	Real Estate Operations / Development – 1.09%
2,545,000	Country Garden Holdings Co Ltd	1,092,891
2,426,400	Guangzhou R&F Properties Co Ltd, Class H	2,378,050
1,531,350	Sino-Ocean Land Holdings Ltd	787,938

		4,258,879

	Semiconductor Components - Integrated Circuits – 0.01%
18,300	Semiconductor Manufacturing International Corp ADR	47,214

	Steel - Producers – 0.29%
1,550,000	Angang Steel Co Ltd, Class H	1,115,349

	Total China (proceeds $19,345,904)	$17,080,148

	France – 1.12%
	Building & Construction Products - Miscellaneous – 1.12%
97,442	Compagnie De Saint Gobain	4,339,487

	Total France (proceeds $3,985,028)	$4,339,487

	Germany – 1.19%
	Airlines – 0.44%
124,014	Deutsche Lufthansa AG	1,715,134

	Power Conservation / Supply Equipment – 0.35%
21,851	SMA Solar Technology AG	1,351,261

	Semiconductor Equipment – 0.40%
115,525	Aixtron SE	1,558,410

	Total Germany (proceeds $7,977,174)	$4,624,805

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		January 31, 2012 Fair Value

	Common Stock (continued)
	Hong Kong – 1.09%
	Airlines – 0.14%
272,000	Cathay Pacific Airways Ltd	$538,772

	Airport Development / Maintenance – 0.28%
2,092,000	Beijing Capital International Airport Co Ltd, Class H	1,084,508

	Audio / Video Products – 0.05%
412,000	Skyworth Digital Holdings Ltd	176,924

	Auto - Cars / Light Trucks – 0.24%
3,175,000	Geely Automobile Holdings Ltd	937,614

	Machinery - Construction & Mining – 0.26%
2,437,000	Lonking Holdings Ltd	1,002,515

	Wireless Equipment – 0.12%
689,500	Comba Telecom Systems Holdings Ltd	482,813

	Total Hong Kong (proceeds $4,410,817)	$4,223,146

	Japan – 5.21%
	Audio / Video Products – 2.07%
516,800	Panasonic Corp	4,181,922
451,000	Sharp Corp	3,880,151

		8,062,073

	Building Products - Doors & Windows – 0.62%
295,000	Asahi Glass Co Ltd	2,402,602

	Electronic Components - Miscellaneous – 0.87%
59,000	Murata Manufacturing Co Ltd	3,377,572

	Office Automation & Equipment – 0.53%
247,000	Ricoh Co Ltd	2,082,938

	Photo Equipment & Supplies – 1.12%
165,100	FUJIFILM Holdings Corp	3,912,673
16,000	Tamron Co Ltd	429,123

		4,341,796

	Total Japan (proceeds $24,762,176)	$20,266,981

	Netherlands – 1.78%
	Printing - Commercial – 0.80%
86,500	VistaPrint NV	3,094,970

	Semiconductor Components - Integrated Circuits – 0.98%
180,100	NXP Semiconductor NV	3,823,523

	Total Netherlands (proceeds $5,390,613)	$6,918,493

	Singapore – 0.66%
	Airlines – 0.66%
292,000	Singapore Airlines Ltd	2,580,880

	Total Singapore (proceeds $2,679,702)	$2,580,880

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		January 31, 2012 Fair Value

	Common Stock (continued)
	South Korea – 1.04%
	Electronic Components - Miscellaneous – 1.04%
315,700	LG Display Co Ltd ADR	$4,069,373

	Total South Korea (proceeds $3,194,230)	$4,069,373

	Switzerland – 0.77%
	Computers - Peripheral Equipment – 0.77%
397,800	Logitech International SA	3,011,346

	Total Switzerland (proceeds $5,415,702)	$3,011,346

	Taiwan – 1.88%
	Electronic Components - Miscellaneous – 0.40%
296,400	AU Optronics Corp ADR	1,562,028

	Semiconductor Components - Integrated Circuits – 1.48%
250,665	Advanced Semiconductor Engineering Inc ADR	1,321,004
251,600	Siliconware Precision Industries Co ADR	1,421,540
1,109,200	United Microelectronics Corp ADR	3,005,932

		5,748,476

	Total Taiwan (proceeds $6,760,410)	$7,310,504

	United States – 19.48%
	Advanced Materials / Products – 0.19%
70,300	STR Holdings Inc	751,507

	Airlines – 0.47%
173,900	Delta Air Lines Inc	1,834,645

	Cable / Satellite TV – 0.63%
33,200	Time Warner Cable Inc	2,447,504

	Communications Software – 0.23%
28,810	SolarWinds Inc	910,684

	Computer Services – 0.27%
39,200	j2 Global Inc	1,056,832

	Consumer Products - Miscellaneous – 0.16%
399,300	Samsonite International SA	632,328

	Cruise Lines – 1.76%
227,200	Carnival Corp	6,861,440

	Data Processing / Management – 0.63%
86,200	Pegasystems Inc	2,444,632

	Electronic Components - Semiconductor – 2.57%
121,400	Cree Inc	3,087,202
84,600	Diodes Inc	2,180,988
215,700	Freescale Semiconductor Holdings I Ltd	3,444,729
34,500	Microchip Technology Inc	1,273,395

		9,986,314

	Electronic Forms – 1.50%
188,500	Adobe Systems Inc	5,834,075

	Enterprise Software / Services – 0.66%
60,200	Informatica Corp	2,546,460

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		January 31, 2012 Fair Value

	Common Stock (continued)
	United States (continued)
	Food - Retail – 1.26%
165,700	Safeway Inc	$3,642,086
180,000	SUPERVALU Inc	1,243,800

		4,885,886

	Home Furnishings – 0.73%
42,700	Tempur-Pedic International Inc	2,848,517

	Human Resources – 0.59%
317,900	Monster Worldwide Inc	2,288,880

	Internet Content - Information / Networks – 0.20%
82,300	Dice Holdings Inc	779,381

	Recreational Centers – 0.61%
47,900	Life Time Fitness Inc	2,353,806

	REITS - Diversified – 0.72%
109,320	DuPont Fabros Technology Inc	2,787,660

	Rental Auto / Equipment – 0.38%
43,300	Rent-A-Center Inc	1,464,406

	Retail - Apparel / Shoes – 0.96%
42,300	Buckle Inc	1,845,549
71,400	Urban Outfitters Inc	1,892,100

		3,737,649

	Retail - Computer Equipment – 0.68%
112,300	GameStop Corp, Class A	2,623,328

	Semiconductor Components - Integrated Circuits – 0.44%
100,300	Cypress Semiconductor Corp	1,724,659

	Semiconductor Equipment – 0.84%
54,700	Cabot Microelectronics Corp	2,757,974
21,400	Veeco Instruments Inc	522,374

		3,280,348

	Telecommunication Equipment – 0.99%
103,600	Plantronics Inc	3,858,064

	Telecommunication Equipment Fiber Optics – 2.01%
606,100	Corning Inc	7,800,507

	Total United States (proceeds $73,272,877)	$75,739,512

	Total Common Stock (proceeds $157,194,633)	$150,164,675

	Total Securities Sold, Not Yet Purchased (proceeds $157,194,633)	$150,164,675

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	January 31, 2012 Percentage of Net Assets (%)

Advanced Materials / Products	0.19
Airlines	1.71
Airport Development / Maintenance	0.28
Audio / Video Products	2.12
Auto - Cars / Light Trucks	0.24
Building Products - Doors and Windows	0.62
Building & Construction Products - Miscellaneous	1.12
Building - Heavy Construction	0.24
Cable / Satellite Television	0.63
Commercial Banks - Non U.S	0.65
Communications Software	0.23
Computer Services	0.27
Computer - Peripheral Equipment	0.77
Consumer Products - Miscellaneous	0.16
Cruise Lines	1.76
Data Processing / Management	0.63
Electric - Generation	0.31
Electronic Components - Miscellaneous	2.31
Electronic Components - Semiconductors	2.57
Electronic Forms	1.50
Energy - Alternate Sources	0.28
Enterprise Software / Services	0.66
Food - Miscellaneous / Diversified	0.21
Food - Retail	1.26
Home Furnishings	0.73
Hotels & Motels	0.78
Human Resources	0.59
Internet Content - Information / Network	0.20
Machinery - Construction & Mining	0.26
Metal - Aluminum	0.26
Metal Processors & Fabrication	0.27
Office Automation & Equipment	0.53
Photo Equipment & Supplies	1.12
Power Conversion / Supply Equipment	0.35
Printing - Commercial	0.80
Real Estate Operations / Development	1.09
Recreational Centers	0.61
REITS - Diversified	0.72
Rental Auto / Equipment	0.38
Retail - Apparel / Shoes	0.96
Retail - Computer Equipment	0.68
Semiconductor Components - Integrated Circuits	2.91
Semiconductor Equipment	1.24
Steel - Producers	0.29
Telecommunication Equipment	0.99
Telecommunication Equipment Fiber Optics	2.01
Wireless Equipment	0.12

Total Securities Sold, Not Yet Purchased	38.61%

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		January 31, 2012 Unrealized Gain/(Loss)

	Swap Contracts - (0.11%)
	Total Return Swap Contracts - (0.11%)
	Airlines - 0.00%
$(312,083)	3/1/2012	China Airlines Limited	$(7,376)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of China Airlines Limited in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.

	Audio / Video Products - 0.02%
(2,873,924)	3/2/2012	SAMSUNG SDI CO. LTD	99,244

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of SAMSUNG SDI CO. LTD in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.829%.

	Building & Construction - Miscellaneous - 0.01%
2,750,524	11/14/2012	Multiplan Empreendimentos Imobiliarios SA	46,551

Agreement with Morgan Stanley, dated 11/12/2010 to receive the total return of the shares of Multiplan Empreendimentos Imobiliarios SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Building Products - Cement / Aggregate - 0.02%
(888,687)	3/1/2012	Holcim Ltd	67,032

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Holcim Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate Less 0.40%.

	Capacitors - 0.02%
(3,911,126)	3/1/2012	Taiyo Yuden Co Ltd	59,557

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Taiyo Yuden Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.95%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Chemicals - Diversified - 0.07%
$(3,108,720)	3/6/2012	Hitachi Chemical Company Ltd	$77,943

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Hitachi Chemical Company Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(3,557,023)	3/6/2012	NITTO DENKO CORP	202,227

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of NITTO DENKO CORP in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			280,170

	Circuit Boards - 0.00%
(149,635)	3/6/2012	Unimicron Technology Corp	(9,654)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Unimicron Technology Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

	Computers - (0.03%)
(1,618,158)	3/2/2012	Compal Electronics Inc	(81,814)

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Compal Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.14%.

(660,875)	3/2/2012	Wistron Corporation	(46,559)

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Wistron Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.44%.

			(128,373)

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Computers - Peripheral Equipment - (0.02%)
$(704,632)	3/2/2012	Chicony Electronics Co Ltd	$(20,018)

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Chicony Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

(866,956)	3/2/2012	Innolux Display Corp	(58,183)

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.08%.

			(78,201)

	E-Commerce / Services - (0.03%)
(2,106,407)	3/6/2012	DeNA Co Ltd	(66,763)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of DeNA Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

1,861,158	3/6/2012	Rakuten Inc	(53,848)

Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Rakuten Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

			(120,611)

	Electric Products - Miscellaneous - (0.13%)
(274,776)	3/1/2012	Funai Electric Co	6,238

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Funai Electric Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.80%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electric Products - Miscellaneous (continued)
$(3,744,873)	3/2/2012	LG ELECTRONICS INC	$(251,556)

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of LG ELECTRONICS INC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%.

(3,320,064)	3/2/2012	LG Innotek	(250,154)

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of LG Innotek in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.43%.

			(495,472)

	Electronic Components - Miscellaneous - 0.12%
(5,443,094)	3/1/2012	Nippon Electric Glass Co	505,454

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Nippon Electric Glass Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(3,491,413)	3/2/2012	Samsung Electro-Mechanics Co Ltd	(97,675)

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.50%.

(193,218)	3/6/2012	Silitech Technology Corp	(5,839)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Silitech Technology Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Miscellaneous (continued)
$(5,794,533)	3/6/2012	TOSHIBA CORP	$177,405

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of TOSHIBA CORP in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(386,015)	3/6/2012	TPK Holding Co Ltd	(49,473)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of TPK Holding Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 20.00%.

(650,784)	3/1/2012	Wintek Corp	(59,790)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Wintek Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.00%.

			470,082

	Electronic Components - Semiconductors - (0.03%)
(3,390,235)	3/1/2012	Elpida Memory Inc	328,350

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Elpida Memory Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.08%.

(311,375)	3/1/2012	Epistar Corp	(26,774)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Epistar Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.00%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Semiconductors (continued)
$(724,566)	3/1/2012	Everlight Electronics Co Ltd	$(50,185)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Everlight Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.58%.

(6,253,364)	3/2/2012	HYNIX SEMICONDUCTOR INC	45,790

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of HYNIX SEMICONDUCTOR INC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.25%.

(4,275,067)	3/1/2012	MediaTek Inc	(374,778)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of MediaTek Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.54%.

(1,295,767)	3/6/2012	NIPPON CHEMI-CON CORPORATION	25,081

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of NIPPON CHEMI-CON CORPORATION in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(2,535,017)	3/1/2012	Rohm Company Ltd	(18,080)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Rohm Company Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Semiconductors (continued)
$9,363,247	3/2/2012	Samsung Electronics Co Ltd	$(49,807)

Agreement with Morgan Stanley, dated 03/03/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

(309,950)	3/1/2012	Shinko Electric Industries Co Ltd	8,364

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Shinko Electric Industries Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.09%.

			(112,039)

	Electronic Measuring Instruments - (0.08%)
(1,596,145)	3/6/2012	ADVANTEST CORP	(304,219)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of ADVANTEST CORP in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Finance - Investment Banker / Broker - 0.01%
(1,939,381)	3/1/2012	Bolsas y Mercados Espanoles SA	33,880

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.11%.

	Life / Health Insurance - (0.02%)
(1,150,360)	3/6/2012	Cathay Financial Holding Co	(72,451)

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Cathay Financial Holding Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.06%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Machine Tools & Related Products - 0.01%
$(2,399,364)	3/6/2012	Sandvik AB	$21,743

Agreement with Morgan Stanley, dated 03/03/2010 to deliver the total return of the shares of Sandvik AB in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Machinery - Material Handling - 0.00%
(551,222)	3/1/2012	Tsugami Corp	11,346

Agreement with Morgan Stanley, dated 07/27/2010 to deliver the total return of the shares of Tsugami Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.24%.

	Metal Processors & Fabrication - (0.07%)
(2,297,814)	3/6/2012	Catcher Technology Co Ltd	(258,126)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Catcher Technology Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.95%.

(2,737,688)	3/6/2012	SKF AB, Class B	(12,905)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of SKF AB, Class B in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(271,031)

	Photo Equipment & Supplies - (0.03%)
(1,290,677)	3/1/2012	Konica Minolta Holdings Inc	20,522

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Konica Minolta Holdings Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Photo Equipment & Supplies (continued)
$(1,395,828)	3/6/2012	Largan Precision Co Ltd	$(130,355)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Largan Precision Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.23%.

			(109,833)

	Power Conversion / Supply Equipment - 0.01%
(885,407)	3/6/2012	Delta Electronics Inc	27,006

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Delta Electronics Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate less 6.22%.

	Retail - Restaurants - 0.07%
5,435,347	3/1/2012	Gourmet Master Co Ltd	261,052

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Gourmet Master Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.13%.

	Semiconductor Components - Integrated Circuits - 0.05%
(1,311,248)	3/6/2012	Powertech Technology Inc	(144,364)

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of Powertech Technology Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

20,002,260	3/1/2012	QUALCOMM Inc	349,460

Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		January 31, 2012 Unrealized Gain/(Loss)

	Total Return Swap Contracts (continued)
	Semiconductor Components - Integrated Circuits (continued)
$(267,290)	3/6/2012	Realtek Semiconductor Corp	$(17,938)

Agreement with Morgan Stanley, dated 03/02/2010 to deliver the total return of the shares of Realtek Semiconductor Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate less 6.36%.

			187,158

	Web Portals / ISP - (0.08%)
10,055,370	3/1/2012	Google Inc, Class A	212,577

Agreement with Morgan Stanley, dated 03/02/2010 to receive the total return of the shares of Google Inc, Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

14,178,648	3/2/2012	NHN Corp	(514,605)

Agreement with Morgan Stanley, dated 03/03/2010 to receive the total return of the shares of NHN Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

			(302,028)

	Total Return Swap Rights Contracts 0.00%
	Airlines - 0.00%
-	2/4/2012	China Airlines Limited	-

Agreement with Morgan Stanley, dated 03/04/2010 to deliver the total return of the shares of China Airlines Limited in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.

	Total Swap Contracts		$(446,467)

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)(concluded)

Swap Contracts - By Industry	January 31, 2012 Percentage of Net Assets (%)

Airlines	0.00%
Audio / Video Products	0.02%
Building & Construction - Miscellaneous	0.01%
Building Products - Cement / Aggregate	0.02%
Capacitors	0.02%
Chemicals - Diversified	0.07%
Circuit Boards	0.00%
Computers	(0.03%)
Computers - Peripheral Equipment	(0.02%)
E-Commerce / Services	(0.03%)
Electric Products - Miscellaneous	(0.13%)
Electronic Components - Miscellaneous	0.12%
Electronic Components - Semiconductors	(0.03%)
Electronic Measuring Instruments	(0.08%)
Finance - Investment Banker / Broker	0.01%
Life / Health Insurance	(0.02%)
Machine Tools & Related Products	0.01%
Machinery - Material Handling	0.00%
Metal Processors & Fabrication	(0.07%)
Photo Equipment & Supplies	(0.03%)
Power Conversion / Supply Equipment	0.01%
Retail - Restaurants	0.07%
Semiconductor Components - Integrated Circuits	0.05%
Web Portals / ISP	(0.08%)

Total Swap Contracts	(0.11%)

ACAP Strategic Fund
Fair Value Measurement

The following is a summary of the inputs used, as of January 31, 2012, in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance January 31, 2012

Assets
Common Stock	$459,391,347	$—	$—	$459,391,347

Investments in securities, at fair value	$459,391,347	$—	$—	$459,391,347

Liabilities
Common Stock	$150,164,675	$—	$—	$150,164,675
Total Return Swaps	—	446,467	—	446,467

Securities sold, not yet purchased, at fair value	$150,164,675	$446,467	$—	$150,611,142

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*		/s/ Gregory D. Jakubowsky

Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	3-29-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Gregory D. Jakubowsky

Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	3-29-12

By (Signature and Title)*		/s/ George D. Mykoniatis

George D. Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	3-29-12

* Print the name and title of each signing officer under his or her signature.